Volkswagen Auto Loan Enhanced Trust 2020-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1-29-2021	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		2/18/2021
2	Payment Date		2/22/2021
3	Collection Period	1/1/2021	1/29/2021	29
4	Monthly Interest Period - Actual/360	1/20/2021	2/21/2021	33
5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	215,000,000.00	—	—	—	—
7	Class A-2-A Notes	362,000,000.00	245,847,578.49	29,199,093.66	216,648,484.83	0.5984765
8	Class A-2-B Notes	50,000,000.00	33,956,847.86	4,033,023.99	29,923,823.87	0.5984765
9	Class A-3 Notes	471,000,000.00	471,000,000.00	—	471,000,000.00	1.0000000

10	Class A-4 Notes	96,570,000.00	96,570,000.00	—	96,570,000.00	1.0000000

11	Total Securities	$1,194,570,000.00	$847,374,426.35	$33,232,117.65	$814,142,308.70

12	Overcollateralization	53,026,720.93	53,026,720.93		53,026,720.93

13	Adjusted Pool Balance	$1,247,596,720.93	$900,401,147.28	$33,232,117.65	$867,169,029.63

14	YSOC	43,206,384.64	30,730,977.27		29,477,567.02

15	Net Pool Balance	$1,290,803,105.57	$931,132,124.55	$33,232,117.65	$896,646,596.65

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.29978%	N/A	—	—	—	—
17	Class A-2-A Notes	0.93000%	N/A	190,531.87	0.5263311	29,389,625.53	81.1868109
18	Class A-2-B Notes	0.7608800%	0.13088%	23,684.00	0.4736800	4,056,707.99	81.1341597
19	Class A-3 Notes	0.98000%	N/A	384,650.00	0.8166667	384,650.00	0.8166667
20	Class A-4 Notes	1.26000%	N/A	101,398.50	1.0500000	101,398.50	1.0500000

21	Total Securities			700,264.37		33,932,382.02

C.	COLLECTIONS AND AVAILABLE FUNDS
22	Scheduled Principal Payments Received	18,818,028.98
23	Scheduled Interest Payments Received	3,394,812.29
24	Prepayments of Principal Received	14,622,502.21
25	Liquidation Proceeds	201,581.11
26	Recoveries Received	342,931.53
27	Other Payments Received to Reduce Principal

28	Subtotal: Total Collections	37,379,856.12

29	Repurchased Receivables	—
30	Reserve Account Excess Amount (Item 88)	64.48

31	Total Available Funds, prior to Servicer Advances	37,379,920.60

32	Servicer Advance (Item 71)	—

33	Total Available Funds + Servicer Advance	37,379,920.60

34	Reserve Account Draw Amount (Item 74)	—

35	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	37,379,920.60

D.	DISTRIBUTIONS
	Distribution Summary:
36	Prior Advance Reimbursement (Item 77)	—
37	Servicing Fees (Item 41)	775,943.44
38	Class A Noteholder Interest (Item 50)	700,264.37
39	Principal Distribution Amount (Item 75)	33,232,117.65
40	Amount Paid to Reserve Account to Reach Specified Balance	—
41	Other Amounts Paid to Trustees	—
42	Certificateholders Principal Distribution Amount	—

43	Remaining Funds to Seller	2,671,595.15

	Distribution Detail:	Due	Shortfall	Paid
44	Servicing Fees	775,943.44	—	775,943.44

	Pro rata:
45	Class A-1 Interest	—	—	—
46	Class A-2-A Interest	190,531.87	—	190,531.87
47	Class A-2-B Interest	23,684.00		23,684.00
48	Class A-3 Interest	384,650.00	—	384,650.00
49	Class A-4 Interest	101,398.50	—	101,398.50
50	Class A-1 Interest Carryover Shortfall	—	—	—
51	Class A-2-A Interest Carryover Shortfall	—	—	—
52	Class A-2-B Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	700,264.37	—	700,264.37

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			900,401,147.28
57	Beginning Net Pool Balance		931,132,124.55
58	Receipts of Scheduled Principal		(18,818,028.98)
59	Receipts of Prepaid Principal		(14,622,502.21)
60	Liquidation Proceeds		(201,581.11)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(843,415.60)

64	Ending Net Pool Balance		896,646,596.65
65	Yield Supplement Overcollateralization Amount		29,477,567.02

66	Adjusted Pool Balance		867,169,029.63
67	Less: Adjusted Pool Balance - End of Collection Period			867,169,029.63

68	Calculated Principal Distribution Amount			33,232,117.65

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 28)			37,379,920.60
70	Less: Prior Advance Reimbursement (Item 33)			—
71	Less: Servicing Fees Paid (Item 34)			775,943.44
72	Less: Interest Paid to Noteholders (Item 35)			700,264.37
73	Less: Calculated Principal Distribution (Item 63)			33,232,117.65

74	Equals: Remaining Available Funds before Servicer Advance			2,671,595.15
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

76	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			2,671,595.15
78	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

79	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

80	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			33,232,117.65

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
85	Specified Reserve Account Balance (Lesser of (a) $12,475,967.21, and (b) the aggregate note balance)			12,475,967.21
86	Initial Reserve Account Balance			12,475,967.21
87	Beginning Reserve Account Balance			12,475,967.21
88	Plus: Net Investment Income for the Collection Period			64.48

89	Subtotal: Reserve Fund Available for Distribution			12,476,031.69
90	Plus: Deposit of Excess Available Funds (Item 37)			—
91	Less: Reserve Account Draw Amount (Item 74)			—

92	Subtotal Reserve Account Balance			12,476,031.69
93	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			64.48

94	Equals: Ending Reserve Account Balance			12,475,967.21

95	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior Period	Current Period
96	Net Pool Balance	1,290,803,106	931,132,125	896,646,597
97	Number of Current Contracts	57,735	47,444	46,376
98	Weighted Average Loan Rate	4.46%	4.44%	4.44%
99	Average Remaining Term	55.4	47.3	46.5
100	Average Original Term	64.5	64.8	64.8
101	Monthly Prepayment Rate		1.51%	1.33%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
102	Aggregate Outstanding Principal Balance of Charged Off Receivables		42	1,044,996.71
103	Liquidation Proceeds on Related Vehicles			201,581.11
104	Recoveries Received on Receivables Previously Charged Off			342,931.53

105	Net Principal Losses for Current Collection Period		42	500,484.07

106	Beginning Net Principal Losses		415	4,679,759.32
107	Net Principal Losses for Current Collection Period		42	500,484.07

108	Cumulative Net Principal Losses		457	5,180,243.39

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,290,803,105.57)			0.40%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
110	Current	99.29%	46,080	890,242,280.76
111	31 - 60 Days Delinquent	0.56%	239	5,030,090.87
112	61 - 90 Days Delinquent	0.15%	57	1,374,225.02
113	91-120 Days Delinquent1	0.00%	—	—

114	Total	100.00%	46,376	896,646,596.65

H.	DELINQUENCY AND NET LOSS RATIOS
115	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
116	Current Period			0.05%
117	Prior Period			0.05%
118	Two Periods Prior			0.05%
119	Three Periods Prior			0.02%

120	Four Period Average (Current and Three Prior Collection Periods)			0.04%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
121	Current Period			0.15%
122	Prior Period			0.13%
123	Two Periods Prior			0.11%
124	Three Periods Prior			0.11%

125	Four Period Average (Current and Three Prior Collection Periods)			0.13%

126	Delinquncy Trigger			4.48%
127	Delinquency Percentage (61-Day Delinquent Receivables)			0.15%
128	Delinquency Trigger occurred in this collection Period?			No

I.	Outstanding Extended/Deferred Accounts Related to Covid-19 Relief
			# Contracts	Securitization value
129	Beginning of Period:		4,499	109,185,702.52
130	Add: New Accounts Extended/Deferred		45	905,703.07
131	Deduct: Contracts Paid off/Charged-off		(92)	(1,923,451.13)
132	Change in Sec. Value		—	(1,739,345.29)
133	Ending of Period		4,452	106,428,609.17

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month

1	Any receivable as to which any payment is past due 90 or more days is a Defaulted Receivable and the outstanding principal balance is deemed to be zero.

Therefore this item will equal zero in all reporting periods.

VW CREDIT, INC., as Servicer